Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Thrivent Small Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Small Cap Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The S&P SmallCap 600 Index is adjusted quarterly, and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

		Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P SmallCap 600 Index, which measures the performance of a group of 600 small-cap stocks. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

		How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The index is the S&P SmallCap 600 Index, which measures the performance of a group of 600 small-cap stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+21.04%
Worst Quarter:	Q4 ‘08	-25.15%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2013)
Thrivent Small Cap Index Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired (Underlying) Portfolio Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	$ 591
2004	rr_AnnualReturn2004	22.10%
2005	rr_AnnualReturn2005	7.32%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	(0.50%)
2008	rr_AnnualReturn2008	(31.07%)
2009	rr_AnnualReturn2009	25.29%
2010	rr_AnnualReturn2010	25.88%
2011	rr_AnnualReturn2011	0.54%
2012	rr_AnnualReturn2012	15.95%
2013	rr_AnnualReturn2013	40.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.15%)
1 Year	rr_AverageAnnualReturnYear01	40.83%
5 Years	rr_AverageAnnualReturnYear05	20.96%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Thrivent Small Cap Index Portfolio | S&P SmallCap 600 Index (reflects no deduction for fees, expense and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.31%
5 Years	rr_AverageAnnualReturnYear05	21.37%
10 Years	rr_AverageAnnualReturnYear10	10.65%